Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncontrolling interests [line items]
Turnover	£ 32,667	£ 31,376
Profit after taxation	573	376	£ 380
Other comprehensive income/(expense)	493	(173)	(317)
Total comprehensive income	555	372	355
Non-current assets	43,608	42,466
Current assets	17,510	16,997
Total assets	61,118	59,463
Current liabilities	(21,391)	(21,697)
Non-current liabilities	(23,771)	(24,680)
Total liabilities	(45,162)	(46,377)
Net assets	15,956	13,086
Net cash inflow from operating activities	7,741	6,554	6,768
Net cash outflow from investing activities	(4,233)	(1,229)	(1,595)
Net cash outflow from financing activities	(3,685)	(4,726)	(5,641)
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Turnover	7,458	7,023	6,308
Profit after taxation	2,862	1,619	2,034
Other comprehensive income/(expense)	(11)	7	(19)
Total comprehensive income	2,851	1,626	2,015
Non-current assets	2,571	2,649
Current assets	3,710	3,479
Total assets	6,281	6,128
Current liabilities	(4,321)	(4,218)
Non-current liabilities	(7,486)	(8,566)
Total liabilities	(11,807)	(12,784)
Net assets	(5,526)	(6,656)
Net cash inflow from operating activities	3,042	2,554	2,192
Net cash outflow from investing activities	(149)	(106)	(2)
Net cash outflow from financing activities	(2,452)	(2,518)	(2,463)
Increase/(decrease) in cash and bank overdrafts in the year	£ 441	£ (70)	£ (273)